Gerstein Fisher Multi-Factor® Growth Equity Fund
Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Objective
The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Growth Equity Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gerstein Fisher Multi-Factor® Growth Equity Fund Gerstein Fisher Multi-Factor Growth Equity Fund
Redemption Fee (as a percentage of amount redeemed within 60 days from the date of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Gerstein Fisher Multi-Factor® Growth Equity Fund Gerstein Fisher Multi-Factor Growth Equity Fund
Management Fees	0.85%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver/Expense Reimbursements	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.99%	[1]
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, People's Securities, Inc., doing business as Gerstein Fisher or Gerstein Fisher Asset Management (the "Advisor"), and the Trust, on behalf of the Fund, the Advisor has agreed to waive part of its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively "Excluded Expenses")) do not exceed 0.99% of the Fund's average net assets through March 30, 2019. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation discussed in the table above is reflected only through March 30, 2019.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Gerstein Fisher Multi-Factor® Growth Equity Fund | Gerstein Fisher Multi-Factor Growth Equity Fund | USD ($)	101	322	560	1,245

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.81% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size.  Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may also sell shares of securities short for hedging purposes.

The Advisor uses a “structured” quantitative style of management and constructs the Fund’s portfolio using a multi-factor optimization model that examines possible combinations of stocks with the goal of finding an optimal combination that maximizes expected return potential while managing exposure to risk.  “Structured” management means the Advisor’s models seek to facilitate highly customized risk/return objectives.  The Advisor’s model includes analysis of fundamental factors, statistical factors and macroeconomic factors, including, but not limited to size, growth, value, momentum, profitability, external financing and liquidity.  The Advisor seeks to maximize returns by overweighting stocks with positive characteristics identified in the return models and underweighting stocks with negative characteristics relative to their benchmark weights.  The Advisor’s investment model evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.  Transaction costs are considered at every step of the process, from the weighting of investment themes to portfolio optimization, to trading.  The Advisor seeks to trade with maximum efficiency using integrated trading systems and transaction cost-management techniques.

The Fund will purchase securities that the Advisor identifies as having the potential for long-term capital appreciation.  The Fund may sell securities at any time when, in the Advisor’s judgment, circumstances warrant their sale.  While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Advisor will sell investments when it believes there are better investment alternatives.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares may decrease based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-, Small- and Micro-Cap Company Risk. The securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Foreign Securities and Currency Risk.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
Exchange-Traded Fund Risk.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

•	Short Sale Risk. Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•	Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

•
Derivatives Risk.  Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

•	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

•	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•	Momentum Risk. Securities with “momentum” that have recently had above-average returns may be more volatile than other stocks.

•
Tax Risk.  Certain of the Fund’s investment strategies, including transactions in options, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and shareholders.

•	Not a Bank Deposit. Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the FDIC or any other government agency.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Growth Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.gersteinfisherfunds.com or by calling the Fund toll-free at 800-473-1155.

Calendar Year Returns as of December 31

The calendar year return for the Fund as of December 31, 2017 was 22.95%.  During the period shown in the bar chart, the best performance for a quarter was 14.32% (for the quarter ended March 31, 2012).  The worst performance was -14.72% (for the quarter ended September 30, 2011).

Average Annual Total Returns Periods Ended December 31, 2017
Average Annual Returns - Gerstein Fisher Multi-Factor® Growth Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Gerstein Fisher Multi-Factor Growth Equity Fund	Return Before Taxes	22.95%	15.71%	13.88%	Jan. 15, 2010
After Taxes on Distributions | Gerstein Fisher Multi-Factor Growth Equity Fund	Return After Taxes on Distributions	22.14%	14.57%	13.06%
After Taxes on Distributions and Sale of Fund Shares | Gerstein Fisher Multi-Factor Growth Equity Fund	Return After Taxes on Distributions and Sale of Fund Shares	13.67%	12.46%	11.35%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	30.21%	17.33%	14.96%	Jan. 15, 2010
[1]	While the Growth Equity Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).